Share Based Payments - Equity Incentive Plan - October 11, 2006 - Details of Non-vested Share Awards (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total shares granted	252,000
Grant date fair value	$ 3.64
Shares cancelled	(3,000)
Non-vested share awards	348,500	339,000
November 26, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final vesting date	Dec. 31, 2015
Total shares granted	200,000
Grant date fair value	$ 5.165
Shares vested	100,000
Non-vested share awards	100,000
November 26, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final vesting date	Dec. 31, 2015
Total shares granted	12,000
Grant date fair value	$ 5.165
Shares vested	6,000
Non-vested share awards	6,000
December 19, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final vesting date	Dec. 31, 2015
Total shares granted	16,000
Grant date fair value	$ 6.38
Shares vested	8,000
Non-vested share awards	8,000
January 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final vesting date	Dec. 31, 2015
Total shares granted	32,000
Grant date fair value	$ 6.67
Shares cancelled	3,000
Shares vested	14,500
Non-vested share awards	14,500
Total
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total shares granted	260,000
Shares cancelled	3,000
Shares vested	128,500
Non-vested share awards	128,500